UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment  [        ]; Amendment Number:    _______
	This Amendment (Check only one):	[    ] is a restatement
				                 	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		HeadInvest, LLC.
Address:	121 Middle Street
		Portland ME 04101

Form 13F File Number:   028-11969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Christopher P. Wiers
Title:	AVP Operations & Technology
Phone:	207-773-5333

Signature, Place, and Date of Signing:

Christopher P. Wiers at Portland, ME  January 30, 2013
Report Type (Check only one):

[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		98

Form 13F Information Table Value Total:		$217,146												(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     5472    58937 SH       Sole                    53777              5160
A T & T New                    COM              00206r102     1013    30058 SH       Sole                    28537              1521
ABB Ltd ADR                    COM              000375204     3731   179485 SH       Sole                   168012             11473
Abbott Laboratories            COM              002824100      324     4942 SH       Sole                     4942
Accenture Plc                  COM              G1151C101     3391    50995 SH       Sole                    47155              3840
Air Prod & Chemicals           COM              009158106      269     3200 SH       Sole                     2925               275
American Express               COM              025816109     4966    86404 SH       Sole                    77793              8611
Amgen Incorporated             COM              031162100      601     6967 SH       Sole                     6967
Apple                          COM              037833100     1425     2677 SH       Sole                     2666        1       10
Auto Data Processing           COM              053015103      282     4950 SH       Sole                     4950
BHP Billiton Ltd ADR           COM              088606108     4356    55548 SH       Sole                    51680              3868
Ball Corporation               COM              058498106      322     7200 SH       Sole                     7200
Berkshire Hathaway B           COM              084670702      318     3550 SH       Sole                     3550
Biogen Idec                    COM              09062X103      293     2000 SH       Sole                     2000
Bristol-Myers Squibb           COM              110122108      442    13554 SH       Sole                    13554
C R Bard                       COM              067383109     4422    45240 SH       Sole                    42280              2960
Cenovus Energy                 COM              15135u109     2060    61429 SH       Sole                    56320              5109
Chevron Corporation            COM              166764100     1956    18088 SH       Sole                    17840               248
Cisco Systems                  COM              17275r102     4259   216761 SH       Sole                   198629             18132
Coca Cola                      COM              191216100      532    14671 SH       Sole                    14671
Colgate-Palmolive              COM              194162103      209     1995 SH       Sole                     1995
ConocoPhillips                 COM              20825c104     4247    73229 SH       Sole                    66974              6255
Currencyshares Jpn Yen Trst    COM              23130a102      283     2500 SH       Sole                     2500
Danaher Corp                   COM              235851102     5097    91174 SH       Sole                    85484              5690
Dentsply Intl                  COM              249030107     5142   129808 SH       Sole                   119045             10763
Devon Energy                   COM              25179m103     2378    45701 SH       Sole                    42361              3340
Duke Energy Corp New           COM              26441C204      586     9178 SH       Sole                     9178
Emerson Electric               COM              291011104     6475   122260 SH       Sole                   113101              9159
Enterprise Prod Ptnrs LP       COM              293792107      237     4735 SH       Sole                     4735
Exelon                         COM              30161n101      290     9737 SH       Sole                     9737
ExxonMobil                     COM              30231g102     5476    63268 SH       Sole                    59205              4063
Fiserv                         COM              337738108     5181    65556 SH       Sole                    59764              5792
General Electric               COM              369604103     1151    54812 SH       Sole                    50415              4397
Google                         COM              38259P508      241      340 SH       Sole                      290                50
Hancock John Pfd Incm Fd       COM              41021p103      508    27070 SH       Sole                    27070
Heinz H J                      COM              423074103     4367    75714 SH       Sole                    69814              5900
Honeywell International        COM              438516106      322     5070 SH       Sole                     4670               400
Idexx Labs                     COM              45168d104     2240    24141 SH       Sole                    23591               550
Intl Business Machines         COM              459200101      792     4136 SH       Sole                     4136
Jeffersonville Bancorp         COM              47559A103      129    11765 SH       Sole                    11765
Johnson & Johnson              COM              478160104     1212    17291 SH       Sole                    17291
Kinder Morgan Management       COM              49455u100     5243    69480 SH       Sole                    65837              3643
MBIA                           COM              55262C100      748    95339 SH       Sole                    95339
Market Vectors ETF Tr Agrib    COM              57060u605      523     9910 SH       Sole                     9910
Market Vectors Gold Miners     COM              57060U100      269     5800 SH       Sole                     5800
McDonalds                      COM              580135101      563     6380 SH       Sole                     6030               350
Medtronic                      COM              585055106     3675    89599 SH       Sole                    82934              6665
Merck                          COM              58933y105      581    14189 SH       Sole                    13324               865
Metlife                        COM              59156R108     3368   102232 SH       Sole                    92977              9255
Microsoft                      COM              594918104     4464   167115 SH       Sole                   153175             13940
Mondelez International Inc     COM              609207105      261    10245 SH       Sole                    10245
Morgan Stanley Emg Mkts Domest COM              617477104      503    29870 SH       Sole                    29870
Nestle S A Reg B ADR           COM              641069406     4928    75624 SH       Sole                    70504              5120
Newcastle Investment           COM              65105m108      174    20000 SH       Sole                    20000
Newmont Mining                 COM              651639106      214     4605 SH       Sole                     4605
NextEra Energy                 COM              65339f101      231     3335 SH       Sole                     3335
Novartis ADR                   COM              66987V109      284     4480 SH       Sole                     4185               295
Novo-Nordisk                   COM              670100205     6451    39525 SH       Sole                    36545              2980
Occidental Pete                COM              674599105     3704    48347 SH       Sole                    45152              3195
Oracle                         COM              68389x105     2777    83351 SH       Sole                    77354              5997
PepsiCo                        COM              713448108     5734    83794 SH       Sole                    76794              7000
Pfizer                         COM              717081103      819    32640 SH       Sole                    31840               800
Philip Morris Intl             COM              718172109      371     4440 SH       Sole                     4440
Plains All Amn Pipeline LP     COM              726503105      244     5390 SH       Sole                     5390
Potash                         COM              73755L107      326     8000 SH       Sole                     8000
Praxair                        COM              74005p104     5433    49640 SH       Sole                    45995              3645
Procter & Gamble               COM              742718109     6284    92558 SH       Sole                    85391              7167
Qualcomm                       COM              747525103     3927    63489 SH       Sole                    58449              5040
Roche Hldg Ltd Spon ADR        COM              771195104      595    11785 SH       Sole                    11785
Royal Dutch Shell A            COM              780259206      540     7835 SH       Sole                     7335               500
SPDR Trust Unit Sr 1           COM              78462f103      312     2188 SH       Sole                     2188
Schlumberger Ltd               COM              806857108     4205    60683 SH       Sole                    55678              5005
Statoil ASA                    COM              85771P102      275    11000 SH       Sole                    11000
Texas Instruments              COM              882508104     4071   131791 SH       Sole                   121006             10785
Total S A ADR                  COM              89151e109      515     9900 SH       Sole                     9900
Unilever                       COM              904784709     5336   139329 SH       Sole                   127914             11415
Union Pacific                  COM              907818108      206     1638 SH       Sole                     1638
United Parcel Service          COM              911312106     4687    63570 SH       Sole                    57695              5875
United Technologies            COM              913017109      941    11470 SH       Sole                    11470
Vale SA ADR                    COM              91912E105     1608    76698 SH       Sole                    69318              7380
Vanguard High Dividend Yield   COM              921946406     1354    27430 SH       Sole                    25130      200     2100
Vanguard Lg Cap Index          COM              922908637      376     5764 SH       Sole                     5714                50
Vanguard MSCI EAFE             COM              921943858     2138    60673 SH       Sole                    55233              5440
Vanguard MSCI Emerging Market  COM              922042858     8840   198526 SH       Sole                   183776      215    14535
Vanguard Mid Cap               COM              922908629      566     6865 SH       Sole                     6250               615
Vanguard REIT                  COM              922908553      561     8529 SH       Sole                     8029               500
Vanguard S&P 500               COM              922908413      516     7909 SH       Sole                     7909
Vanguard Small Cap             COM              922908751      631     7802 SH       Sole                     7422               380
Vanguard Total Stock Mkt       COM              922908769      393     5360 SH       Sole                     3070              2290
Verizon Communications         COM              92343v104      413     9541 SH       Sole                     9141               400
Vodafone Group New ADR         COM              92857W209      809    32122 SH       Sole                    31722               400
Walgreen                       COM              931422109     3037    82049 SH       Sole                    75679              6370
Waters                         COM              941848103     5333    61216 SH       Sole                    56168              5048
iShares: MSCI EAFE Index       COM              464287465     3945    69375 SH       Sole                    65270              4105
iShares: MSCI Emrg Mkts        COM              464287234     1589    35839 SH       Sole                    35548               291
iShares: S&P 500 Idx           COM              464287200      462     3229 SH       Sole                     3229
iShares: S&P Small Cap 600 Idx COM              464287804    13498   172834 SH       Sole                   159284      495    13055
iShares: S&P U S Pfd Fund      COM              464288687      302     7632 SH       Sole                     7632